S000089317 [Member] Investment Objectives and Goals - iMGP APA Enhanced Income Municipal Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iMGP APA Enhanced Income Municipal Fund Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iMGP APA Enhanced Income Municipal Fund (the “APA Enhanced Income Municipal Fund”) seeks to provide investors with a high level of income exempt from federal income tax,
Objective, Secondary [Text Block]	with a secondary investment objective of capital appreciation.